13F-HR
9/30/03

0000889780
koong@h3

NONE
1
Michael A. Chisek
212-446-9330

mchisek@dccap.com

13F-HR
Form 13F Holdings Report

					UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30,
2003

Check here if Amendment [   ]; Amendment Number:
This Amendment (Check only one.) : 	[  ] is a restatement.
	[  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:	D. C. Capital Partners, L.P.
Address:	800 Third Avenue
	40th Floor
	New York, NY  10022

13F File Number:	28-6726

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:	Michael A. Chisek
Title:		Managing Director
Phone:		212-446-9330
Signature, Place, and Date of Signing:

	Michael A. Chisek		New York, New York October 20,
2003

Report Type (Check only one.):

[ X]			13F HOLDINGS REPORT
[  ]			13F NOTICE
[  ]			13F COMBINATION REPORT

List of Other Managers Reporting for this Manager:


I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.  /s/ Michael A. Chisek

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:		0

Form 13F Information Table Entry Total:  25

Form 13F Information Table Value total:	$137,634

List of Other Included Managers:

No.	13F File Number		Name



















FORM 13F INFORMATION TABLE





























































NAME OF ISSUER

TITLE OF
CLASS

CUSIP

VALUE

SHARES/

SH/

PUT/

INVSTMT

OTHER

VOTING
AUTHORITY








(x$1000)

PRN AMT

PRN

CALL

DISCRETN

MANAGERS

SOLE
SHARED
NONE
































Celanese AG

COM

2507639

6871

208035

SH



Sole



208035


AOL Time Warner

COM

00184A105

3022

200000

SH



Sole



200000


Abercrombie and Fitch Co.

COM

002896207

8352

307400

SH



Sole



307400


Amgen Inc

COM

031162100

18743

290500

SH



Sole



290500


Armstrong Holdings Inc.

COM

042384107

1429

952400

SH



Sole



952400


BE Aerospace

COM

073302101

4400

1000000

SH



Sole



1000000


Caremarx RX

COM

141705103

1130

50000

SH



Sole



250000


Citigroup Inc

COM

172967101

11378

250000

SH



Sole



140000


Coca-Cola Co

COM

191216100

6014

140000

SH



Sole



140000


Duke Energy Corporation

COM

264399106

6234

350000

SH



Sole



350000


EMC Corporation

COM

268648102

6315

500000

SH



Sole



500000


Enpro Industries

COM

29355X107

9650

1000000

SH



Sole



1000000


Goodrich Corporation

COM

382388106

3636

150000

SH



Sole



150000


Home Depot Inc

COM

437076102

7166

225000

SH



Sole



225000


Idec Pharmaceuticals Corp

COM

449370105

2663

80000

SH



Sole



80000


Micron Technology

COM

595112103

1015

75620

SH



Sole



75620


Nike Class B

Class B

654106103

6082

100000

SH



Sole



100000


Pharmaceutical Resources Inc.
COM

717125108

1364

20000

SH



Sole



20000


Quest Diagnostics Inc

COM

74834L100

4851

80000

SH



Sole



80000


Sanmina-SCI Corp

COM

800907107

7367

762600

SH



Sole



762600


Siebel Systems Inc

COM

826170102

3904

400000

SH



Sole



400000


Solutia

COM

834376105

3990

1000000

SH



Sole



1000000


Titanium Metals Corporation

COM

888339108

4077

120800

SH



Sole



120800


USG Corp.

COM

903293405

4396

255000

SH



Sole



255000


Whitehall Jewellers Inc

COM

965063100

3585

319800

SH



Sole



319800

